Noncontrolling Interest (Changes in Noncontrolling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, January 1, 2013	$ 50	$ 180,450	$ 163,336
Capital contributions	0	30	0
Attributable net income (loss)	0	11,403	(28,290)
Comprehensive income	0	0	0
Deconsolidation of Borgata on September 30, 2014		(191,833)	(45,404)
Balance, December 31, 2015	50	50	180,450
Borgata
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, January 1, 2013	0	180,430	208,277
Capital contributions	0	0	0
Attributable net income (loss)	0	11,403	(27,847)
Comprehensive income	0	0	0
Deconsolidation of Borgata on September 30, 2014		(191,833)	0
Balance, December 31, 2015	0	0	180,430
LVE
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, January 1, 2013	0	0	(44,961)
Attributable net income (loss)	0	0	(443)
Comprehensive income	0	0	0
Deconsolidation of Borgata on September 30, 2014		0	(45,404)
Balance, December 31, 2015	0	0	0
Other Member [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, January 1, 2013	50	20	20
Capital contributions	0	30	0
Attributable net income (loss)	0	0	0
Comprehensive income	0	0	0
Deconsolidation of Borgata on September 30, 2014		0	0
Balance, December 31, 2015	50	50	20
Noncontrolling Interest [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Capital contributions	$ 0	$ 0	$ 0